Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0000824416
Document Type	POS AM
Amendment Description	Amendment No. 6
Entity Registrant Name	QUEST PATENT RESEARCH CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	true